SUBSEQUENT EVENTS (Details Narrative) $ in Thousands		12 Months Ended
	Jan. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares		Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of options granted		2,863,500	[1],[2],[3],[4],[5]	552,000	[6]
Proceeds from exercise of warrants | $		$ 18,433		$ 576		$ 102
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		219,667		764,001		185,800
Number of RSU's, granted		1,545,000		326,000
Share options [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		225,332
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		3,474,596		1,330,300		36,800
Proceeds from exercise of warrants | $		$ 17,149		$ 576		$ 140
Nonadjusting event [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	400,000
Number of RSU's, granted	400,000
Nonadjusting event [member] | Share options [member]
IfrsStatementLineItems [Line Items]
Number of RSU's, granted	4,000
Number of options granted	4,000
Proceeds from exercise of warrants | $	$ 11
Nonadjusting event [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of RSU's, granted	252,967
Number of options granted	252,967
Proceeds from exercise of warrants | $	$ 945

[1]	On December 30, 2025, 1,790,500 share options were granted to employees. 474,500 share options have an exercise price of $8.00 per share and their vesting schedule is as follows: a third vest on December 30, 2025, a third on December 30, 2027, and a third on December 30, 2028. 800,000 share options have an exercise price of $8.00 per share and vest immediately. 1,000 share options have an exercise price of $6.40 per share and their vesting schedule is as follows: a third vest on June 30, 2026, a third on June 30, 2027, and a third on June 30, 2028. 15,000 share options have an exercise price of $8.00 per share and their vesting schedule is as follows: a third vest immediately, a third on December 30, 2026, and a third on December 30, 2027. The remaining 500,000 share options have an exercise price of $6.00 per share and vest immediately. The options expire on December 30, 2035. The fair value of the options granted was estimated at $7,747 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.43; Expected option life 10 years; Volatility 105%; Risk-free interest rate 4.13%; Dividend yield 0%.
[2]	On February 12, 2025, the Company granted the CEO 500,000 share options to purchase Common Shares with an exercise price of $6.40 per share, vesting immediately and expiring on February 2, 2035. The fair value of the options granted was estimated at $3,092 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.61; Expected option life 10 years; Volatility 110%; Risk-free interest rate 4.64%; Dividend yield 0%.
[3]	On January 15, 2025, the Company granted an employee 105,000 share options to purchase Common Shares of the company with an exercise price of $6.40 per share. The share options vest quarterly starting on January 15, 2026, and expire on January 15, 2035. The fair value of the options granted was estimated at $627 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.38; Expected option life 10 years; Volatility 110%; Risk-free interest rate 4.65%; Dividend yield 0%.
[4]	On June 20, 2025, 229,000 share options were granted to employees. 30,000 share options have an exercise price of $1.775 per share and their vesting schedule is as follows: a third vest on June 30, 2025, a third on June 30, 2026, and a third on June 30, 2027. The remaining 199,000 share options have an exercise price of $6.40 per share and their vesting schedule is as follows: a third vest on June 30, 2026, a third on June 30, 2027, and a third on June 30, 2028. The options expire on June 20, 2035. The fair value of the options granted was estimated at $2,252 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $10.36; Expected option life 10 years; Volatility 108%; Risk-free interest rate 4.38%; Dividend yield 0%.
[5]	On October 9, 2025, 239,000 share options were granted to employees. 215,000 share options have an exercise price of $8.00 per share, 24,000 share options have an exercise price of $6.40 per share. The vesting schedule is as follows: a third vest on September 30, 2026, a third on September 30, 2027, and a third on September 30, 2028. The options expire on October 9, 2035. The fair value of the options granted was estimated at $1,644 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $7.33; Expected option life 10 years; Volatility 113%; Risk-free interest rate 4.15%; Dividend yield 0%.
[6]	On August 14, 2024, 552,000 stock options were issued to employees, consultants and officers with an exercise price of $1.78. The options expire on August 13, 2029. The fair value of the options granted was estimated at $779 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $1.78; Expected option life 5 years; Volatility 109%; Risk-free interest rate 3.67%; Dividend yield 0%.